Fair value measurements	6 Months Ended
Jul. 31, 2021
Fair Value Measurements
Fair value measurements

17. Fair value measurements

The Group measures the following assets and liabilities at fair value on a recurring basis:

●	Financial assets - derivative financial instruments
●	Financial liabilities - derivative financial instruments
●	Financial liabilities convertible notes with embedded derivatives
●	Financial liabilities Phantom Warrants
●	Contingent consideration

Fair value hierarchy

IFRS 13 Fair Value Measurement requires all assets and liabilities measured at fair value to be assigned to a level in the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3	Unobservable inputs for the asset or liability.

The table below shows the assigned level for each asset and liability held at fair value by the Group:

31 July 2021	Level 1 US $000s	Level 2 US $000s	Level 3 US $000s	Total US $000s
Recurring fair value measurements
Financial assets
Contingent consideration	-	-	-	-

Financial liabilities
Phantom warrant liabilities	-	9,685	-	9,685
Financial derivative liabilities	-	-	-	-

31 January 2021	Level 1 US $000s	Level 2 US $000s	Level 3 US $000s	Total US $000s
Recurring fair value measurements
Financial assets
Contingent consideration	-	-	-	-

Financial liabilities
Phantom warrant liabilities	-	8,335	-	8,335
Financial derivative liabilities	-	450		450

There were no transfers between levels during the financial periods.

The carrying amount of trade and other receivables, related party receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature. Bank loans approximate fair value of the carrying amount on the basis of the variable nature of the interest rates associated with the loans.

Valuation techniques for fair value measurements categorized within level 2

The fair value accrual for phantom warrants, and the fair value of the derivative on convertible notes has been determined using a Black-Scholes model. Measurement inputs include share price on measurement date, expected term of the instrument, risk free rate, expected volatility and expected dividend rate.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

Fair value measurements using significant unobservable movements (level 3)

Contingent consideration

On April 30, 2021, the Group disposed of its New Zealand subsidiary Bendon Limited, and the entities controlled by Bendon Limited in a management buyout transaction. As part of the agreement, the Group is entitled to contingent consideration in the form of tiered percentage of net profits of Bendon and the entities controlled by Bendon (the “Bendon Group”) for three years commencing on July 1, 2021, being in the first year, 30%; the second year, 20%; and the third year, 10%. The net profits are to be calculated on a cumulative basis so that any losses from the first or second year are offset against any profits in a subsequent year.

However, considering the history of losses of Bendon Group, management is not expecting Bendon Group to make profit in the next 3 years after disposal. Hence, the fair value of contingent consideration is considered as nil as a part of consideration.

For the period ended July 31, 2021, and January 31, 2021, there were no other financial instruments that were level 3.